Note 9 - Long-term Bank Loans - Summary of Future Annual Loan Repayments for Long-term Debt (Details)	Dec. 31, 2022 USD ($)
2023	$ 55,765,000
2024	22,440,000
2025	29,770,000
Total	$ 107,975,000